UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.8%
25,592	Huntington Ingalls Industries, Inc.	$ 3,004,757
39,107	Northrop Grumman Corp.	6,765,902
62,371	Spirit AeroSystems Holdings, Inc. Class A*	3,511,487

		13,282,146

Air Freight & Logistics – 0.5%
36,090	United Parcel Service, Inc. Class B	3,694,172

Airlines – 2.4%
102,128	Alaska Air Group, Inc.(a)	7,736,196
10,937	Delta Air Lines, Inc.	484,946
264,358	Southwest Airlines Co.	9,569,760

		17,790,902

Auto Components – 1.1%
26,637	Delphi Automotive PLC	2,079,817
63,723	Johnson Controls, Inc.	2,903,220
32,044	Lear Corp.	3,334,819

		8,317,856

Automobiles – 0.1%
11,143	Thor Industries, Inc.	622,671

Beverages – 2.8%
4,662	Dr. Pepper Snapple Group, Inc.	373,986
178,328	PepsiCo., Inc.	17,181,903
86,775	The Coca-Cola Co.	3,564,717

		21,120,606

Biotechnology – 8.5%
47,861	Alkermes PLC*	3,351,227
65,423	Amgen, Inc.	11,553,048
30,589	Biogen, Inc.*	9,751,161
40,955	Celgene Corp.*	5,375,344
165,256	Gilead Sciences, Inc.	19,477,072
104,806	Isis Pharmaceuticals, Inc.*	5,756,994
21,885	Medivation, Inc.*	2,305,147
38,707	United Therapeutics Corp.*	6,555,417

		64,125,410

Capital Markets – 1.0%
38,968	Ameriprise Financial, Inc.	4,897,108
9,147	SEI Investments Co.	487,627
44,143	The Bank of New York Mellon Corp.	1,915,806

		7,300,541

Chemicals – 2.3%
102,131	LyondellBasell Industries NV Class A	9,582,952
13,671	Sigma-Aldrich Corp.	1,908,608
6,493	The Scotts Miracle-Gro Co. Class A	392,112
18,725	The Sherwin-Williams Co.	5,201,056

		17,084,728

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 0.1%
53,189	Bank of America Corp.	$ 951,019
701	Citigroup, Inc.	40,981

		992,000

Communications Equipment – 2.4%
145,284	Brocade Communications Systems, Inc.	1,490,614
270,332	Cisco Systems, Inc.	7,682,836
38,536	F5 Networks, Inc.*	5,169,219
77,634	JDS Uniphase Corp.*	860,961
108,889	Juniper Networks, Inc.	3,094,625

		18,298,255

Computers & Peripherals – 6.7%
339,602	Apple, Inc.	41,193,723
309,060	EMC Corp.	8,310,623
21,895	Hewlett-Packard Co.	668,235

		50,172,581

Diversified Telecommunication Services – 3.3%
61,560	AT&T, Inc.	2,138,595
97,917	CenturyLink, Inc.	2,800,426
417,634	Verizon Communications, Inc.(a)	19,541,095

		24,480,116

Electric Utilities – 0.1%
20,263	FirstEnergy Corp.	688,132

Electrical Equipment – 0.2%
13,864	Hubbell, Inc. Class B	1,447,540

Electronic Equipment, Instruments & Components – 0.3%
53,298	CDW Corp.	1,914,997
24,094	Flextronics International Ltd.*	265,275

		2,180,272

Energy Equipment & Services – 0.3%
38,243	Cameron International Corp.*	1,929,742
26,433	Superior Energy Services, Inc.	449,361

		2,379,103

Food & Staples Retailing – 2.1%
140,269	CVS Health Corp.	15,776,055

Food Products – 2.1%
112,057	Archer-Daniels-Midland Co.	5,313,743
52,598	Bunge Ltd.	4,199,950
13,368	Flowers Foods, Inc.	289,551
11,228	General Mills, Inc.	653,582
33,669	Hormel Foods Corp.	1,993,542
30,873	Mead Johnson Nutrition Co.	2,728,864
22,015	Pinnacle Foods, Inc.	989,574

		16,168,806

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 0.1%
27,863	UGI Corp.	$ 1,018,114

Health Care Equipment & Supplies – 2.3%
58,381	Abbott Laboratories	2,959,333
44,375	C.R. Bard, Inc.	8,726,344
26,799	DexCom, Inc.*	2,268,535
13,660	Edwards Lifesciences Corp.*	2,078,506
4,175	Hill-Rom Holdings, Inc.	233,925
21,815	Hologic, Inc.*	908,813
413	Intuitive Surgical, Inc.*	220,199

		17,395,655

Health Care Providers & Services – 2.2%
36,976	Aetna, Inc.	4,177,179
37,792	Health Net, Inc.*	2,526,773
2,378	Humana, Inc.	433,010
75,461	UnitedHealth Group, Inc.	9,160,965

		16,297,927

Hotels, Restaurants & Leisure – 1.3%
17,141	Brinker International, Inc.	1,026,746
144,551	Carnival Corp.	7,703,123
17,977	Six Flags Entertainment Corp.	838,447

		9,568,316

Household Durables – 1.6%
79,680	Garmin Ltd.	3,339,389
41,482	Mohawk Industries, Inc.*	8,362,356

		11,701,745

Independent Power Producers & Energy Traders* – 0.3%
145,722	Calpine Corp.	2,666,713

Industrial Conglomerates – 0.8%
39,279	3M Co.	5,944,484
1,553	General Electric Co.	40,533

		5,985,017

Insurance – 1.6%
53,326	Lincoln National Corp.	3,003,320
32,792	Reinsurance Group of America, Inc.	3,165,084
58,898	The Travelers Cos., Inc.	6,250,256

		12,418,660

Internet & Catalog Retail – 3.5%
26,003	Amazon.com, Inc.*	13,941,508
5,751	Expedia, Inc.	698,401
50,554	Groupon, Inc.*	243,670
125,392	Liberty Interactive Corp. QVC Group Class A*	3,642,638
28,180	Netflix, Inc.*	3,221,256
3,477	The Priceline Group, Inc.*	4,323,893
6,484	TripAdvisor, Inc.*	514,700

		26,586,066

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 7.1%
201,941	eBay, Inc.	$ 5,678,581
147,785	Facebook, Inc. Class A	13,893,268
19,677	Google, Inc. Class A	12,937,627
20,075	Google, Inc. Class C	12,559,121
7,038	LinkedIn Corp. Class A	1,430,544
161,406	Rackspace Hosting, Inc.	5,492,646
35,727	Twitter, Inc.	1,107,894
1,180	Yelp, Inc.	31,152

		53,130,833

IT Services – 4.1%
8,534	Accenture PLC Class A	879,941
118,166	Automatic Data Processing, Inc.	9,426,102
48,355	Broadridge Financial Solutions, Inc.	2,624,226
6,358	CoreLogic, Inc.*	250,759
11,516	Fidelity National Information Services, Inc.	753,492
9,396	Fiserv, Inc.*	816,136
1,443	MasterCard, Inc. Class A	140,548
65,334	Paychex, Inc.	3,031,498
201,941	PayPal Holdings, Inc.*	7,815,117
55,126	Vantiv, Inc. Class A*	2,425,544
30,498	Visa, Inc. Class A	2,297,719

		30,461,082

Life Sciences Tools & Services* – 0.1%
7,937	Waters Corp.	1,059,510

Machinery – 1.3%
99,265	Illinois Tool Works, Inc.	8,881,240
15,852	The Toro Co.	1,083,167

		9,964,407

Media – 4.9%
35,380	Cinemark Holdings, Inc.	1,396,095
273,442	Comcast Corp. Class A	17,065,515
53,418	The Walt Disney Co.	6,410,160
19,457	Time Warner Cable, Inc.	3,697,025
232,159	Twenty-First Century Fox, Inc. Class A	8,007,164

		36,575,959

Metals & Mining – 1.2%
23,658	Allegheny Technologies, Inc.	504,389
19,872	Newmont Mining Corp.	341,202
163,585	Nucor Corp.	7,220,642
46,615	Steel Dynamics, Inc.	933,698

		8,999,931

Multi-Utilities – 0.1%
11,726	Public Service Enterprise Group, Inc.	488,622

Multiline Retail – 1.0%
92,409	Target Corp.	7,563,677

Oil, Gas & Consumable Fuels – 3.4%
123,285	HollyFrontier Corp.	5,949,734
41,412	Kinder Morgan, Inc.	1,434,512
134,516	Marathon Petroleum Corp.	7,353,990
3,548	Phillips 66	282,066
23,285	Spectra Energy Corp.	704,604

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,308	Tesoro Corp.	$ 224,661
114,119	Valero Energy Corp.	7,486,206
53,470	World Fuel Services Corp.	2,173,555

		25,609,328

Pharmaceuticals – 6.5%
144,836	AbbVie, Inc.	10,139,968
223,030	Bristol-Myers Squibb Co.	14,639,689
16,119	Eli Lilly & Co.	1,362,217
27,874	Jazz Pharmaceuticals PLC*	5,358,498
150,598	Merck & Co., Inc.	8,879,258
4,624	Perrigo Co. PLC	888,733
215,023	Pfizer, Inc.	7,753,729

		49,022,092

Professional Services – 0.4%
2,897	Equifax, Inc.	295,871
24,887	Robert Half International, Inc.	1,369,532
13,775	Verisk Analytics, Inc.*	1,075,965

		2,741,368

Real Estate Investment Trusts – 1.1%
49,009	American Tower Corp.	4,661,246
5,718	Boston Properties, Inc.	704,915
7,111	Gaming and Leisure Properties, Inc.	232,885
38,911	Lamar Advertising Co. Class A	2,336,606

		7,935,652

Real Estate Management & Development* – 0.6%
119,048	CBRE Group, Inc. Class A	4,520,253

Semiconductors & Semiconductor Equipment – 3.3%
26,207	Freescale Semiconductor Ltd.*	1,044,873
159,344	Intel Corp.	4,613,009
38,536	NXP Semiconductors NV*	3,737,606
223,198	Texas Instruments, Inc.	11,155,436
97,825	Xilinx, Inc.	4,084,194

		24,635,118

Software – 1.2%
11,621	FactSet Research Systems, Inc.	1,925,135
1,242	Intuit, Inc.	131,366
154,204	Microsoft Corp.	7,201,327

		9,257,828

Specialty Retail – 5.2%
75,541	Dick’s Sporting Goods, Inc.	3,851,080
21,457	DSW, Inc. Class A	697,782
179,108	Lowe’s Cos., Inc.	12,422,931
20,127	Sally Beauty Holdings, Inc.*	599,583
155,693	The Home Depot, Inc.	18,220,752
42,030	The TJX Cos., Inc.	2,934,534

		38,726,662

Textiles, Apparel & Luxury Goods – 1.5%
15,583	Carter’s, Inc.	1,580,272
126,623	VF Corp.	9,761,367

		11,341,639

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 1.9%
268,449	Altria Group, Inc.	$ 14,598,257

Trading Companies & Distributors – 0.8%
131,091	HD Supply Holdings, Inc.*	4,693,058
7,943	Watsco, Inc.	1,018,610

		5,711,668

TOTAL COMMON STOCKS		$731,903,991

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.5%
Repurchase Agreements – 2.5%
Joint Repurchase Agreement Account II
$18,800,000	0.151%	08/03/15	$ 18,800,000

TOTAL INVESTMENTS – 100.0%			$750,703,991

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			222,810

NET ASSETS – 100.0%			$750,926,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	62	September 2015	$6,505,040	$(38,007)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$727,011,506

Gross unrealized gain	41,808,721
Gross unrealized loss	(18,116,236)

Net unrealized security gain	$23,692,485

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 2.0%
2,587	Huntington Ingalls Industries, Inc.	$ 303,740
22,885	Northrop Grumman Corp.	3,959,334
22,655	Raytheon Co.	2,471,434
27,502	Spirit AeroSystems Holdings, Inc. Class A*	1,548,362

		8,282,870

Airlines – 1.6%
29,365	Alaska Air Group, Inc.	2,224,399
122,050	Southwest Airlines Co.	4,418,210

		6,642,609

Auto Components – 0.7%
60,509	Johnson Controls, Inc.	2,756,790

Beverages – 1.0%
43,721	PepsiCo., Inc.	4,212,518

Biotechnology – 2.0%
20,387	Alkermes PLC*	1,427,498
461	Biogen, Inc.*	146,957
13,917	Gilead Sciences, Inc.	1,640,258
47,583	Isis Pharmaceuticals, Inc.*	2,613,734
4,291	Medivation, Inc.*	451,971
12,736	United Therapeutics Corp.*	2,156,969

		8,437,387

Capital Markets – 2.7%
33,953	Ameriprise Financial, Inc.	4,266,873
17,317	Legg Mason, Inc.	854,421
136,470	The Bank of New York Mellon Corp.	5,922,798

		11,044,092

Chemicals – 2.3%
43,429	LyondellBasell Industries NV Class A	4,074,943
28,473	Sigma-Aldrich Corp.	3,975,116
3,989	The Dow Chemical Co.	187,722
9,160	The Scotts Miracle-Gro Co. Class A	553,173
2,157	The Sherwin-Williams Co.	599,128

		9,390,082

Commercial Banks – 9.6%
561,338	Bank of America Corp.	10,036,723
151,205	Citigroup, Inc.	8,839,444
4,950	City National Corp.	445,055
201,645	JPMorgan Chase & Co.	13,818,732
113,077	Wells Fargo & Co.	6,543,766

		39,683,720

Commercial Services & Supplies – 0.1%
9,112	Pitney Bowes, Inc.	190,623

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 2.8%
62,464	Brocade Communications Systems, Inc.	$ 640,881
348,503	Cisco Systems, Inc.	9,904,455
31,474	Juniper Networks, Inc.	894,491

		11,439,827

Computers & Peripherals – 1.5%
235,903	EMC Corp.	6,343,432

Construction & Engineering* – 0.1%
19,399	Quanta Services, Inc.	535,800

Consumer Finance – 0.5%
7,703	Discover Financial Services	429,904
54,021	Navient Corp.	848,130
28,320	Santander Consumer USA Holdings, Inc.*	684,778

		1,962,812

Diversified Financial Services – 2.2%
39,508	Berkshire Hathaway, Inc. Class B*	5,639,372
26,697	MSCI, Inc.	1,819,667
23,773	The NASDAQ OMX Group, Inc.	1,213,136
11,345	Voya Financial, Inc.	532,648

		9,204,823

Diversified Telecommunication Services – 2.5%
85,307	AT&T, Inc.(a)	2,963,565
101,512	CenturyLink, Inc.	2,903,244
98,885	Verizon Communications, Inc.	4,626,829

		10,493,638

Electric Utilities – 0.2%
14,296	Entergy Corp.	1,015,302

Energy Equipment & Services – 2.5%
82,116	Cameron International Corp.*	4,143,573
76,604	FMC Technologies, Inc.*	2,509,547
67,926	Oceaneering International, Inc.	2,718,399
52,047	Superior Energy Services, Inc.	884,799

		10,256,318

Food & Staples Retailing – 1.5%
40,929	CVS Health Corp.	4,603,285
6,389	Wal-Mart Stores, Inc.	459,880
13,286	Walgreens Boots Alliance, Inc.	1,283,826

		6,346,991

Food Products – 2.6%
101,608	Archer-Daniels-Midland Co.	4,818,251
44,058	Bunge Ltd.	3,518,031
13,778	Flowers Foods, Inc.	298,431
17,979	General Mills, Inc.	1,046,558
2,853	Kellogg Co.	188,783
21,770	Pinnacle Foods, Inc.	978,562

		10,848,616

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 0.5%
53,778	UGI Corp.	$ 1,965,048

Health Care Equipment & Supplies – 1.4%
69,425	Abbott Laboratories	3,519,153
35,654	Boston Scientific Corp.*	618,240
4,693	C.R. Bard, Inc.	922,878
2,669	DexCom, Inc.*	225,931
1,049	Edwards Lifesciences Corp.*	159,616
2,335	Medtronic PLC	183,041

		5,628,859

Health Care Providers & Services – 1.2%
12,781	Aetna, Inc.(a)	1,443,870
13,248	Cardinal Health, Inc.	1,125,815
24,235	Health Net, Inc.*	1,620,352
1,291	Humana, Inc.	235,078
3,284	UnitedHealth Group, Inc.	398,678

		4,823,793

Hotels, Restaurants & Leisure – 1.3%
97,031	Carnival Corp.	5,170,782

Household Durables – 1.2%
10,870	Garmin Ltd.	455,562
22,345	Mohawk Industries, Inc.*	4,504,528

		4,960,090

Household Products – 1.1%
56,867	The Procter & Gamble Co.	4,361,699

Independent Power Producers & Energy Traders – 0.9%
64,346	AES Corp.	823,629
144,824	Calpine Corp.*	2,650,279
10,889	Talen Energy Corp.*	171,284

		3,645,192

Industrial Conglomerates – 2.8%
449,852	General Electric Co.	11,741,137

Insurance – 4.3%
37,875	Aspen Insurance Holdings Ltd.	1,821,409
39,271	Assured Guaranty Ltd.	960,569
78,784	Lincoln National Corp.	4,437,115
45,580	Reinsurance Group of America, Inc.	4,399,381
53,611	The Travelers Cos., Inc.	5,689,199
7,817	Validus Holdings Ltd.	362,318

		17,669,991

Internet Software & Services* – 0.7%
41,755	Rackspace Hosting, Inc.	1,420,923
35,694	Yahoo!, Inc.	1,308,899

		2,729,822

Shares	Description	Value
Common Stocks – (continued)
IT Services – 1.0%
54,132	Automatic Data Processing, Inc.	$ 4,318,110

Life Sciences Tools & Services* – 0.2%
11,074	Quintiles Transnational Holdings, Inc.	849,597

Machinery – 0.8%
17,484	Allison Transmission Holdings, Inc.	510,183
25,871	Illinois Tool Works, Inc.	2,314,678
4,340	Stanley Black & Decker, Inc.	457,827
2,351	The Toro Co.	160,644

		3,443,332

Media – 1.9%
75,291	Comcast Corp. Class A	4,698,911
96,295	Twenty-First Century Fox, Inc. Class A	3,321,215

		8,020,126

Metals & Mining – 1.6%
27,532	Allegheny Technologies, Inc.	586,982
20,036	Newmont Mining Corp.	344,018
103,728	Nucor Corp.	4,578,554
60,226	Steel Dynamics, Inc.	1,206,327

		6,715,881

Multi-Utilities – 1.2%
118,578	Public Service Enterprise Group, Inc.	4,941,145

Multiline Retail – 1.2%
61,973	Target Corp.	5,072,490

Oil, Gas & Consumable Fuels – 12.2%
30,123	Chevron Corp.	2,665,283
18,223	CVR Energy, Inc.	696,665
114,976	Exxon Mobil Corp.	9,107,249
97,114	HollyFrontier Corp.	4,686,722
179,075	Kinder Morgan, Inc.	6,203,158
93,746	Marathon Petroleum Corp.	5,125,094
28,601	PBF Energy, Inc. Class A	902,934
67,560	Phillips 66	5,371,020
156,517	Spectra Energy Corp.	4,736,204
26,259	Tesoro Corp.	2,556,051
83,559	Valero Energy Corp.	5,481,470
69,044	World Fuel Services Corp.	2,806,639

		50,338,489

Pharmaceuticals – 8.8%
59,728	Bristol-Myers Squibb Co.	3,920,546
7,566	Jazz Pharmaceuticals PLC*	1,454,488
53,079	Johnson & Johnson	5,319,047
1,887	Mallinckrodt PLC*	233,912
170,269	Merck & Co., Inc.	10,039,060
12,391	Perrigo Co. PLC	2,381,550
363,615	Pfizer, Inc.	13,111,957

		36,460,560

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 7.2%
32,844	American Tower Corp.	$ 3,123,793
31,188	Apartment Investment & Management Co. Class A	1,218,827
16,886	Boston Properties, Inc.	2,081,706
49,761	Empire State Realty Trust, Inc. Class A	884,750
19,951	Equity Commonwealth*	522,716
70,715	Equity Lifestyle Properties, Inc.	4,092,984
7,489	Equity Residential	560,252
5,603	Essex Property Trust, Inc.	1,260,171
52,485	Gaming and Leisure Properties, Inc.	1,718,884
3,924	Home Properties, Inc.	289,199
145,167	Hospitality Properties Trust	3,980,479
24,140	Host Hotels & Resorts, Inc.	467,833
43,232	Lamar Advertising Co. Class A	2,596,082
94,984	Outfront Media, Inc.	2,386,948
8,628	Post Properties, Inc.	491,278
28,743	ProLogis, Inc.	1,167,253
84,909	Weingarten Realty Investors	2,987,099

		29,830,254

Real Estate Management & Development* – 0.9%
98,791	CBRE Group, Inc. Class A	3,751,094

Semiconductors & Semiconductor Equipment – 2.7%
9,418	Freescale Semiconductor Ltd.*	375,496
173,008	Intel Corp.	5,008,581
81,269	Texas Instruments, Inc.	4,061,825
41,321	Xilinx, Inc.	1,725,152

		11,171,054

Software – 0.6%
50,075	Microsoft Corp.	2,338,503

Specialty Retail – 1.7%
23,845	Dick’s Sporting Goods, Inc.	1,215,618
11,203	DSW, Inc. Class A	364,322
62,657	Lowe’s Cos., Inc.	4,345,889
7,726	The Home Depot, Inc.	904,174

		6,830,003

Textiles, Apparel & Luxury Goods – 0.5%
27,838	VF Corp.	2,146,032

Tobacco – 1.1%
84,082	Altria Group, Inc.	4,572,379

Trading Companies & Distributors* – 0.2%
25,093	HD Supply Holdings, Inc.	898,329

TOTAL COMMON STOCKS		$403,482,041

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.3%
Repurchase Agreements – 2.3%
Joint Repurchase Agreement Account II
$9,300,000	0.151%	08/03/15	$ 9,300,000

TOTAL INVESTMENTS – 99.9%			$412,782,041

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			416,091

NET ASSETS – 100.0%			$413,198,132

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	32	September 2015	$3,357,440	$14,944

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$414,387,590

Gross unrealized gain	15,898,875
Gross unrealized loss	(17,504,424)

Net unrealized security loss	$(1,605,549)

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 0.8%
10,803	Cubic Corp.	$ 479,329
36,675	DigitalGlobe, Inc.*	776,777

		1,256,106

Air Freight & Logistics* – 0.7%
16,112	Air Transport Services Group, Inc.	166,759
17,948	Atlas Air Worldwide Holdings, Inc.	882,144

		1,048,903

Airlines* – 0.3%
19,021	Hawaiian Holdings, Inc.	413,136

Auto Components – 1.6%
30,372	Cooper Tire & Rubber Co.	1,000,150
40,267	Modine Manufacturing Co.*	407,905
22,285	Stoneridge, Inc.*	271,208
28,492	Tower International, Inc.*	744,496

		2,423,759

Biotechnology* – 7.4%
7,550	AMAG Pharmaceuticals, Inc.	482,445
6,476	Anacor Pharmaceuticals, Inc.	966,154
125,989	Array BioPharma, Inc.	731,996
48,550	Dyax Corp.	1,194,815
32,577	Emergent Biosolutions, Inc.	1,069,503
32,022	Genomic Health, Inc.(a)	867,156
33,147	Halozyme Therapeutics, Inc.	773,651
13,167	ImmunoGen, Inc.	237,269
69,611	Infinity Pharmaceuticals, Inc.	608,400
82,068	Ironwood Pharmaceuticals, Inc.	857,611
9,956	Ligand Pharmaceuticals, Inc. Class B	1,077,837
3,818	MacroGenics, Inc.	143,557
16,726	Ophthotech Corp.	1,132,183
118,502	Orexigen Therapeutics, Inc.(a)	474,008
18,266	Repligen Corp.	639,493
3,126	Sage Therapeutics, Inc.	213,693

		11,469,771

Building Products – 2.1%
11,399	American Woodmark Corp.*	749,598
10,256	Apogee Enterprises, Inc.	565,926
36,720	Continental Building Products, Inc.*	779,933
17,799	Universal Forest Products, Inc.	1,130,237

		3,225,694

Capital Markets – 1.7%
18,561	Evercore Partners, Inc. Class A	1,091,387
11,701	GAMCO Investors, Inc. Class A	803,390
34,580	Investment Technology Group, Inc.	703,703

		2,598,480

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 1.6%
26,357	A. Schulman, Inc.	$ 981,271
2,550	Balchem Corp.	144,508
23,273	FutureFuel Corp.	266,243
13,808	Innophos Holdings, Inc.	710,836
4,115	Rayonier Advanced Materials, Inc.	57,816
4,980	Sensient Technologies Corp.	340,582

		2,501,256

Commercial Banks – 4.6%
21,572	1st Source Corp.	733,232
38,860	Central Pacific Financial Corp.	905,049
66,240	CVB Financial Corp.	1,173,111
2,352	FCB Financial Holdings, Inc. Class A*	81,685
37,969	First Interstate BancSystem, Inc.	1,052,880
2,925	First Merchants Corp.	76,138
40,017	First Midwest Bancorp, Inc.	751,119
6,334	Great Southern Bancorp, Inc.	262,861
21,257	Hilltop Holdings, Inc.*	447,460
14,564	National Penn Bancshares, Inc.	156,126
69,283	OFG Bancorp(a)	558,421
8,265	PrivateBancorp, Inc.	341,675
7,875	Prosperity Bancshares, Inc.	429,896
2,328	Trustmark Corp.	55,965
2,358	WesBanco, Inc.	78,333

		7,103,951

Commercial Services & Supplies – 2.0%
5,949	ABM Industries, Inc.	196,079
2,715	Essendant, Inc.	99,966
14,482	G&K Services, Inc. Class A	949,440
54,676	Kimball International, Inc. Class B	618,932
4,517	Knoll, Inc.	109,312
5,175	Multi-Color Corp.	330,476
47,116	Quad Graphics, Inc.	775,058

		3,079,263

Communications Equipment* – 1.7%
21,970	Calix, Inc.	185,207
107,160	Harmonic, Inc.	644,031
2,121	Infinera Corp.	50,777
19,530	NETGEAR, Inc.	654,060
95,092	Polycom, Inc.	1,082,147

		2,616,222

Computers & Peripherals* – 0.4%
65,033	QLogic Corp.	576,843

Construction & Engineering – 1.6%
34,316	Aegion Corp.*	678,427
11,997	Comfort Systems USA, Inc.	331,597
25,367	EMCOR Group, Inc.	1,213,304
10,378	Granite Construction, Inc.	353,060

		2,576,388

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.3%
39,078	Cash America International, Inc.	$ 1,083,633
3,124	Enova International, Inc.*	56,482
81,038	EZCORP, Inc. Class A*	574,559
7,152	World Acceptance Corp.*(a)	389,212

		2,103,886

Containers & Packaging* – 0.7%
33,210	Berry Plastics Group, Inc.	1,081,318

Diversified Consumer Services – 1.8%
23,209	Bridgepoint Education, Inc.*	218,629
4,098	Capella Education Co.	211,088
6,966	Houghton Mifflin Harcourt Co.*	182,022
56,127	K12, Inc.*	740,315
27,610	LifeLock, Inc.*(a)	218,671
59,737	Regis Corp.*	873,952
1,507	Steiner Leisure Ltd.*	86,954
3,677	Strayer Education, Inc.*	204,478

		2,736,109

Diversified Telecommunication Services – 0.5%
2,852	General Communication, Inc. Class A*	52,477
92,778	Vonage Holdings Corp.*	592,851
21,300	Windstream Holdings, Inc.(a)	103,305

		748,633

Electrical Equipment – 0.6%
119,468	GrafTech International Ltd.*	600,924
34,160	LSI Industries, Inc.	340,234

		941,158

Electronic Equipment, Instruments & Components – 3.3%
21,658	Benchmark Electronics, Inc.*	477,775
14,861	Coherent, Inc.*	861,195
10,176	II-VI, Inc.*	172,992
39,563	Kimball Electronics, Inc.*	530,540
33,057	Methode Electronics, Inc.	886,919
13,918	OSI Systems, Inc.*	976,765
6,142	Plexus Corp.*	234,256
24,050	Sanmina Corp.*	530,784
52,452	TTM Technologies, Inc.*	478,887

		5,150,113

Energy Equipment & Services* – 1.5%
36,218	Forum Energy Technologies, Inc.	553,411
131,846	Key Energy Services, Inc.	119,993
29,789	Oil States International, Inc.	896,947
85,965	Pioneer Energy Services Corp.	314,632
8,046	SEACOR Holdings, Inc.	508,266

		2,393,249

Shares	Description	Value
Common Stocks – (continued)
Food Products – 0.6%
1,338	J&J Snack Foods Corp.	$ 158,365
8,947	Lancaster Colony Corp.	833,950

		992,315

Health Care Equipment & Supplies – 6.6%
2,697	Atrion Corp.	1,089,318
21,509	Cantel Medical Corp.	1,180,414
1,155	Cyberonics, Inc.*	70,917
20,233	Greatbatch, Inc.*	1,103,306
11,389	ICU Medical, Inc.*	1,137,989
26,577	Invacare Corp.	453,138
14,856	Meridian Bioscience, Inc.	268,745
16,787	Merit Medical Systems, Inc.*	429,076
24,539	Natus Medical, Inc.*	1,108,181
24,646	NuVasive, Inc.*	1,355,777
11,736	NxStage Medical, Inc.*	167,590
9,804	Orthofix International NV*	327,061
20,325	Thoratec Corp.*	1,286,369
8,327	Zeltiq Aesthetics, Inc.*	286,032

		10,263,913

Health Care Providers & Services* – 1.1%
16,591	Magellan Health, Inc.	1,005,249
13,229	Triple-S Management Corp. Class B	285,482
5,118	WellCare Health Plans, Inc.	413,534

		1,704,265

Health Care Technology – 0.3%
2,609	Computer Programs & Systems, Inc.	122,023
7,477	Omnicell, Inc.*	273,060
9,616	Quality Systems, Inc.	122,604

		517,687

Hotels, Restaurants & Leisure – 6.2%
21,917	BJ’s Restaurants, Inc.*	1,130,041
49,858	Bloomin’ Brands, Inc.	1,161,193
27,709	Boyd Gaming Corp.*	473,547
81,331	Denny’s Corp.*	956,453
14,183	Jack in the Box, Inc.	1,347,385
2,874	Marriott Vacations Worldwide Corp.	240,266
15,954	Papa John’s International, Inc.	1,205,484
20,802	Pinnacle Entertainment, Inc.*	800,877
49,938	SeaWorld Entertainment, Inc.	865,925
39,141	Sonic Corp.	1,163,270
9,441	Texas Roadhouse, Inc.	371,881

		9,716,322

Household Durables – 2.4%
14,167	Cavco Industries, Inc.*	1,035,324
36,104	Ethan Allen Interiors, Inc.	1,089,980
4,956	Helen of Troy Ltd.*	435,037
8,702	La-Z-Boy, Inc.	221,031
18,426	Universal Electronics, Inc.*	955,204

		3,736,576

Independent Power Producers & Energy Traders* – 0.6%
55,447	Talen Energy Corp.	872,181

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 2.4%
37,537	American Equity Investment Life Holding Co.	$ 1,108,843
20,603	Argo Group International Holdings Ltd.	1,161,597
12,881	Maiden Holdings Ltd.	213,051
4,201	Selective Insurance Group, Inc.	129,433
48,096	Symetra Financial Corp.	1,204,324

		3,817,248

Internet & Catalog Retail – 0.7%
3,527	Lands’ End, Inc.*	83,167
31,769	Nutrisystem, Inc.	954,658

		1,037,825

Internet Software & Services – 3.6%
22,605	Blucora, Inc.*	320,313
33,839	Constant Contact, Inc.*	874,400
119,854	EarthLink Holdings Corp.	879,728
31,523	GrubHub, Inc.*	999,594
15,569	LogMeIn, Inc.*	1,145,567
33,034	Marchex, Inc. Class B	151,956
19,212	Monster Worldwide, Inc.*	135,445
45,390	Web.com Group, Inc.*	1,129,757

		5,636,760

IT Services – 1.2%
5,053	CSG Systems International, Inc.	157,148
33,470	ManTech International Corp. Class A	997,741
29,565	Sykes Enterprises, Inc.*	720,795

		1,875,684

Leisure Equipment & Products – 0.1%
24,073	Callaway Golf Co.	220,509

Life Sciences Tools & Services* – 0.9%
1,800	Cambrex Corp.	88,650
19,182	PAREXEL International Corp.	1,322,791

		1,411,441

Machinery – 4.0%
4,636	Altra Industrial Motion Corp.	117,754
26,978	Barnes Group, Inc.	1,050,254
9,051	Blount International, Inc.*	75,666
2,984	Briggs & Stratton Corp.	55,144
1,729	CLARCOR, Inc.	104,034
43,051	Federal Signal Corp.	644,043
27,076	Hillenbrand, Inc.	767,875
10,248	Hyster-Yale Materials Handling, Inc.	693,482
6,820	John Bean Technologies Corp.	248,589
8,671	Kadant, Inc.	395,311
17,149	Miller Industries, Inc.	300,279
23,572	Mueller Industries, Inc.	763,026
71,604	Wabash National Corp.*(a)	983,839

		6,199,296

Shares	Description	Value
Common Stocks – (continued)
Media – 0.2%
13,855	Entercom Communications Corp. Class A*	$ 145,893
44,613	Harte-Hanks, Inc.	209,235

		355,128

Metals & Mining – 1.1%
1	Alcoa, Inc.	11
3,166	Carpenter Technology Corp.	118,852
7,501	Globe Specialty Metals, Inc.	115,815
29,575	Materion Corp.	904,995
40,802	Schnitzer Steel Industries, Inc. Class A	640,999

		1,780,672

Oil, Gas & Consumable Fuels – 3.2%
55,053	Alon USA Energy, Inc.	1,024,536
8,757	Bill Barrett Corp.*(a)	49,740
7,578	Contango Oil & Gas Co.*	69,566
30,435	Delek US Holdings, Inc.	1,085,616
39,035	Green Plains, Inc.	876,336
11,724	REX American Resources Corp.*	605,427
1,421	SemGroup Corp. Class A	101,019
28,085	Western Refining, Inc.	1,240,234

		5,052,474

Personal Products*(a) – 0.5%
6,678	USANA Health Sciences, Inc.	832,413

Pharmaceuticals – 1.3%
8,796	Pacira Pharmaceuticals, Inc.*	584,230
2,007	Phibro Animal Health Corp. Class A	78,835
1,894	Prestige Brands Holdings, Inc.*	90,192
39,218	Sagent Pharmaceuticals, Inc.*	963,979
15,292	Sucampo Pharmaceuticals, Inc. Class A*	333,213

		2,050,449

Professional Services – 2.8%
4,414	Barrett Business Services, Inc.	182,739
19,021	CDI Corp.	230,344
17,742	Insperity, Inc.	892,068
33,418	Korn/Ferry International	1,118,835
9,343	RPX Corp.*	144,630
34,219	TriNet Group, Inc.*	919,807
2,666	TrueBlue, Inc.*	68,676
15,498	WageWorks, Inc.*	774,125

		4,331,224

Real Estate Investment Trusts – 10.2%
26,016	American Assets Trust, Inc.	1,082,786
9,650	American Capital Mortgage Investment Corp.	155,751
207,926	Anworth Mortgage Asset Corp.(b)	1,039,630
22,155	Coresite Realty Corp.	1,112,181
96,520	Cousins Properties, Inc.	1,001,878
52,251	CubeSmart	1,366,886

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
38,440	CyrusOne, Inc.	$ 1,181,646
30,799	DCT Industrial Trust, Inc.	1,070,573
32,828	DuPont Fabros Technology, Inc.	989,764
32,466	FelCor Lodging Trust, Inc.	303,882
9,653	First Industrial Realty Trust, Inc.	202,134
34,534	Hudson Pacific Properties, Inc.	1,062,956
66,960	Invesco Mortgage Capital, Inc.	964,894
16,204	Kite Realty Group Trust	427,786
10,005	Pebblebrook Hotel Trust	407,203
14,655	PS Business Parks, Inc.	1,128,288
76,821	Sunstone Hotel Investors, Inc.	1,080,871
23,980	The Geo Group, Inc.	905,245
25,371	Western Asset Mortgage Capital Corp.(a)	351,896

		15,836,250

Real Estate Management & Development – 0.6%
15,840	Alexander & Baldwin, Inc.	597,960
7,078	Marcus & Millichap, Inc.*	362,677

		960,637

Road & Rail – 0.2%
6,375	ArcBest Corp.	210,694
5,179	Heartland Express, Inc.	110,468

		321,162

Semiconductors & Semiconductor Equipment – 3.1%
4,986	Advanced Energy Industries, Inc.*	130,583
13,769	Amkor Technology, Inc.*	60,721
20,952	Cabot Microelectronics Corp.*	949,964
2,884	Cirrus Logic, Inc.*	95,201
42,999	Diodes, Inc.*	954,148
50,256	Integrated Device Technology, Inc.*	960,392
34,725	Microsemi Corp.*	1,143,841
10,372	OmniVision Technologies, Inc.*	253,284
4,381	Power Integrations, Inc.	169,808
2,180	Tessera Technologies, Inc.	75,559

		4,793,501

Software – 2.1%
7,867	Infoblox, Inc.*	184,875
8,504	Manhattan Associates, Inc.*	551,229
5,900	MicroStrategy, Inc. Class A*	1,202,715
10,681	Pegasystems, Inc.	289,348
38,022	Progress Software Corp.*	1,128,493

		3,356,660

Specialty Retail – 2.9%
11,127	Genesco, Inc.*	719,805
40,873	Haverty Furniture Cos., Inc.	906,563
11,328	Rent-A-Center, Inc.	303,477
38,416	Select Comfort Corp.*	1,000,353
12,627	Stage Stores, Inc.	222,235
25,936	The Cato Corp. Class A	996,202
12,870	Zumiez, Inc.*	335,907

		4,484,542

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 1.0%
13,389	Beneficial Bancorp, Inc.*	$ 172,183
91,729	Brookline Bancorp, Inc.	1,033,786
3,586	Dime Community Bancshares, Inc.	60,962
4,569	Northfield Bancorp, Inc.	68,809
17,716	Oritani Financial Corp.	278,318

		1,614,058

Trading Companies & Distributors – 0.6%
38,981	Aircastle Ltd.	938,273

Water Utilities – 0.3%
20,281	California Water Service Group	436,650

Wireless Telecommunication Services – 0.2%
22,931	Spok Holdings, Inc.	383,636

TOTAL COMMON STOCKS		$151,573,989

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.8%
Repurchase Agreements – 2.8%
Joint Repurchase Agreement Account II
$4,400,000	0.151%	08/03/15	$ 4,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$155,973,989

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.7%
Goldman Sachs Financial Square Money Market Fund – FST Shares
4,291,625	0.006%	$ 4,291,625

TOTAL INVESTMENTS – 102.7%		$160,265,614

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(4,287,297)

NET ASSETS – 100.0%		$155,978,317

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2015.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	22	September 2015	$2,717,440	$(67,504)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$156,789,832

Gross unrealized gain	17,957,317
Gross unrealized loss	(14,481,535)

Net unrealized security gain	$3,475,782

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Aerospace & Defense – 0.3%
5,143	Cubic Corp.	$ 228,195
7,463	DigitalGlobe, Inc.*	158,066

		386,261

Air Freight & Logistics* – 0.4%
11,243	Atlas Air Worldwide Holdings, Inc.	552,593

Airlines* – 0.5%
31,920	Hawaiian Holdings, Inc.	693,302

Auto Components – 0.9%
20,528	Cooper Tire & Rubber Co.	675,987
6,152	Drew Industries, Inc.	360,876
1	Horizon Global Corp.*	8
5,284	Stoneridge, Inc.*	64,306
1,717	Tower International, Inc.*	44,865

		1,146,042

Biotechnology* – 13.0%
13,174	Acceleron Pharma, Inc.	377,303
15,448	Acorda Therapeutics, Inc.(a)	530,793
4,405	Aduro Biotech, Inc.	115,499
1,223	Alder Biopharmaceuticals, Inc.	56,772
14,018	AMAG Pharmaceuticals, Inc.	895,750
9,853	Anacor Pharmaceuticals, Inc.	1,469,969
126,925	Array BioPharma, Inc.	737,434
46,362	Dyax Corp.	1,140,969
22,444	Emergent Biosolutions, Inc.	736,836
22,968	Genomic Health, Inc.(b)	621,973
10,822	Geron Corp.	43,829
40,552	Halozyme Therapeutics, Inc.(a)	946,484
44,231	ImmunoGen, Inc.	797,043
46,318	Infinity Pharmaceuticals, Inc.	404,819
3,039	Insys Therapeutics, Inc.	136,512
78,197	Ironwood Pharmaceuticals, Inc.	817,159
5,650	KYTHERA Biopharmaceuticals, Inc.	421,038
9,535	Ligand Pharmaceuticals, Inc. Class B	1,032,259
18,871	MacroGenics, Inc.	709,550
10,723	MiMedx Group, Inc.(b)	115,058
14,653	Momenta Pharmaceuticals, Inc.	318,556
19,616	Neurocrine Biosciences, Inc.	982,958
7,577	NewLink Genetics Corp.	395,141
13,952	Ophthotech Corp.	944,411
123,725	Orexigen Therapeutics, Inc.(b)	494,900
10,041	PTC Therapeutics, Inc.	514,200
20,255	Repligen Corp.	709,127
9,479	Sage Therapeutics, Inc.	647,984

		17,114,326

Building Products – 1.9%
5,715	American Woodmark Corp.*	375,818
13,955	Apogee Enterprises, Inc.	770,037

Shares	Description	Value
Common Stocks – (continued)
Building Products – (continued)
34,865	Continental Building Products, Inc.*	$ 740,533
4,516	Quanex Building Products Corp.	90,681
2,129	Trex Co., Inc.*	96,593
7,609	Universal Forest Products, Inc.	483,171

		2,556,833

Capital Markets – 1.3%
14,508	Evercore Partners, Inc. Class A	853,071
2,947	GAMCO Investors, Inc. Class A	202,341
23,457	Investment Technology Group, Inc.	477,350
3,297	Stifel Financial Corp.*	181,170

		1,713,932

Chemicals – 1.6%
13,540	A. Schulman, Inc.	504,094
5,317	Balchem Corp.	301,315
20,502	Ferro Corp.*	284,773
4,774	Intrepid Potash, Inc.*	40,770
13,547	Sensient Technologies Corp.	926,479

		2,057,431

Commercial Banks – 0.4%
7,737	First Interstate BancSystem, Inc.	214,547
4,719	Hilltop Holdings, Inc.*	99,335
29,046	OFG Bancorp(b)	234,111

		547,993

Commercial Services & Supplies – 1.7%
1,188	Deluxe Corp.	76,543
11,701	G&K Services, Inc. Class A	767,118
6,058	Herman Miller, Inc.	169,866
4,026	Kimball International, Inc. Class B	45,574
11,748	Multi-Color Corp.	750,227
26,791	Quad Graphics, Inc.	440,712

		2,250,040

Communications Equipment* – 1.3%
8,779	Ciena Corp.	223,426
82,386	Harmonic, Inc.	495,140
16,201	Infinera Corp.	387,852
6,003	NETGEAR, Inc.	201,040
39,729	Polycom, Inc.	452,116

		1,759,574

Computers & Peripherals* – 0.3%
47,100	QLogic Corp.	417,777

Construction & Engineering – 1.4%
28,392	Aegion Corp.*	561,310
28,010	Comfort Systems USA, Inc.	774,196
11,720	EMCOR Group, Inc.	560,568

		1,896,074

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction Materials* – 0.1%
3,610	Headwaters, Inc.	$ 68,626

Consumer Finance – 0.9%
23,925	Cash America International, Inc.	663,440
7,110	Enova International, Inc.*	128,549
6,724	World Acceptance Corp.*(b)	365,920

		1,157,909

Containers & Packaging* – 0.7%
26,829	Berry Plastics Group, Inc.	873,552

Diversified Consumer Services – 2.6%
11,741	Capella Education Co.	604,779
24,341	Houghton Mifflin Harcourt Co.*	636,030
3,718	K12, Inc.*	49,040
71,255	LifeLock, Inc.*(b)	564,340
43,972	Regis Corp.*	643,310
9,147	Steiner Leisure Ltd.*	527,782
7,988	Strayer Education, Inc.*	444,213

		3,469,494

Diversified Telecommunication Services – 0.8%
11,164	General Communication, Inc. Class A*	205,418
90,960	Vonage Holdings Corp.*	581,234
45,376	Windstream Holdings, Inc.(b)	220,074

		1,006,726

Electrical Equipment* – 0.7%
74,427	GrafTech International Ltd.	374,368
10,264	Polypore International, Inc.	617,072

		991,440

Electronic Equipment, Instruments & Components – 3.4%
10,849	Coherent, Inc.*	628,699
11,526	DTS, Inc.*	328,376
12,071	II-VI, Inc.*	205,207
7,104	Insight Enterprises, Inc.*	191,737
2,500	Littelfuse, Inc.	230,000
28,816	Methode Electronics, Inc.	773,133
5,072	MTS Systems Corp.	327,702
9,860	OSI Systems, Inc.*	691,975
14,297	Plexus Corp.*	545,288
54,935	TTM Technologies, Inc.*	501,556

		4,423,673

Energy Equipment & Services* – 0.7%
70,024	Key Energy Services, Inc.	63,729
4,491	Matrix Service Co.	87,036
20,719	Oil States International, Inc.	623,849
31,729	Pioneer Energy Services Corp.	116,128
1,584	SEACOR Holdings, Inc.	100,061

		990,803

Food Products – 0.9%
7,528	J&J Snack Foods Corp.	891,014
2,598	Lancaster Colony Corp.	242,160

		1,133,174

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 6.0%
3,610	ABIOMED, Inc.*	$ 279,630
12,702	Cantel Medical Corp.	697,086
6,791	Cyberonics, Inc.*	416,967
9,130	Greatbatch, Inc.*	497,859
4,098	ICU Medical, Inc.*	409,472
1,691	Integra LifeSciences Holdings Corp.*	108,444
8,632	Invacare Corp.	147,176
39,954	Meridian Bioscience, Inc.	722,768
9,598	Merit Medical Systems, Inc.*	245,325
17,853	Natus Medical, Inc.*	806,241
17,565	NuVasive, Inc.*	966,251
44,790	NxStage Medical, Inc.*	639,601
18,532	Thoratec Corp.*	1,172,890
21,591	Zeltiq Aesthetics, Inc.*	741,651

		7,851,361

Health Care Providers & Services* – 1.5%
11,504	AMN Healthcare Services, Inc.	338,563
5,674	Magellan Health, Inc.	343,788
7,403	Molina Healthcare, Inc.	558,408
8,727	WellCare Health Plans, Inc.	705,141

		1,945,900

Health Care Technology – 1.5%
13,333	Computer Programs & Systems, Inc.(b)	623,584
1,791	Medidata Solutions, Inc.*	96,356
19,238	Omnicell, Inc.*	702,572
41,692	Quality Systems, Inc.	531,573

		1,954,085

Hotels, Restaurants & Leisure – 8.3%
14,311	BJ’s Restaurants, Inc.*	737,875
44,874	Bloomin’ Brands, Inc.	1,045,115
47,410	Boyd Gaming Corp.*	810,237
4,832	Cracker Barrel Old Country Store, Inc.(b)	733,932
63,118	Denny’s Corp.*	742,268
4,904	DineEquity, Inc.	510,065
19,652	Isle of Capri Casinos, Inc.*	358,452
11,860	Jack in the Box, Inc.	1,126,700
9,861	Krispy Kreme Doughnuts, Inc.*	183,809
4,478	Marriott Vacations Worldwide Corp.	374,361
12,366	Papa John’s International, Inc.	934,375
22,193	Pinnacle Entertainment, Inc.*	854,431
38,002	SeaWorld Entertainment, Inc.	658,955
27,001	Sonic Corp.	802,470
22,564	Texas Roadhouse, Inc.	888,796
1,227	Vail Resorts, Inc.	134,590

		10,896,431

Household Durables – 1.5%
5,615	Cavco Industries, Inc.*	410,344
11,187	Ethan Allen Interiors, Inc.	337,736

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – (continued)
3,008	Helen of Troy Ltd.*	$ 264,042
24,494	La-Z-Boy, Inc.	622,148
5,968	Universal Electronics, Inc.*	309,381

		1,943,651

Independent Power Producers & Energy Traders* – 0.4%
38,028	Talen Energy Corp.	598,180

Insurance – 0.1%
1,679	Argo Group International Holdings Ltd.	94,662
5,794	Maiden Holdings Ltd.	95,833

		190,495

Internet & Catalog Retail – 0.8%
21,045	Lands’ End, Inc.*	496,241
19,141	Nutrisystem, Inc.	575,187

		1,071,428

Internet Software & Services – 4.3%
16,957	Blucora, Inc.*	240,281
29,840	Constant Contact, Inc.*	771,066
99,432	EarthLink Holdings Corp.	729,831
15,377	Envestnet, Inc.*	696,424
27,249	GrubHub, Inc.*	864,066
7,867	Intralinks Holdings, Inc.*	89,369
11,999	LogMeIn, Inc.*	882,886
7,261	RetailMeNot, Inc.*	110,004
2,846	SPS Commerce, Inc.*	205,339
33,671	Web.com Group, Inc.*	838,071
6,727	Wix.com Ltd.*	188,356

		5,615,693

IT Services – 0.8%
21,769	CSG Systems International, Inc.	677,016
10,129	ManTech International Corp. Class A	301,946
3,045	Sykes Enterprises, Inc.*	74,237

		1,053,199

Life Sciences Tools & Services* – 1.2%
8,999	Cambrex Corp.	443,201
16,790	PAREXEL International Corp.	1,157,838

		1,601,039

Machinery – 4.7%
4,607	Albany International Corp. Class A	171,473
10,261	Altra Industrial Motion Corp.	260,630
15,154	Barnes Group, Inc.	589,945
33,012	Blount International, Inc.*	275,980
6,265	CLARCOR, Inc.	376,965
22,365	Federal Signal Corp.	334,581
27,953	Hillenbrand, Inc.	792,747
9,778	Hyster-Yale Materials Handling, Inc.	661,677
21,603	John Bean Technologies Corp.	787,429
24,990	Mueller Industries, Inc.	808,926
5,541	Tennant Co.	331,407
56,073	Wabash National Corp.*(b)	770,443

		6,162,203

Shares	Description	Value
Common Stocks – (continued)
Marine – 0.4%
13,432	Matson, Inc.	$ 556,353

Media – 0.1%
5,985	Entercom Communications Corp. Class A*	63,022
5,423	World Wrestling Entertainment, Inc. Class A(b)	106,128

		169,150

Metals & Mining – 1.3%
1	Alcoa, Inc.	8
5,886	Carpenter Technology Corp.	220,960
39,657	Globe Specialty Metals, Inc.	612,304
14,920	Materion Corp.	456,552
3,229	Schnitzer Steel Industries, Inc. Class A	50,728
12,769	Stillwater Mining Co.*	121,561
12,212	SunCoke Energy, Inc.	150,086
2,618	Worthington Industries, Inc.	70,843

		1,683,042

Oil, Gas & Consumable Fuels – 2.6%
18,890	Alon USA Energy, Inc.	351,543
22,801	Bill Barrett Corp.*(b)	129,510
22,329	Delek US Holdings, Inc.	796,475
28,006	Green Plains, Inc.	628,735
3,496	REX American Resources Corp.*	180,533
992	SemGroup Corp. Class A	70,521
39,395	W&T Offshore, Inc.*(b)	148,519
24,186	Western Refining, Inc.(a)	1,068,054

		3,373,890

Paper & Forest Products* – 0.1%
2,207	Clearwater Paper Corp.	129,882

Personal Products* – 0.6%
5,882	USANA Health Sciences, Inc.	733,191

Pharmaceuticals – 3.3%
18,152	Amphastar Pharmaceuticals, Inc.*	294,607
3,345	Impax Laboratories, Inc.*	162,099
893	Lannett Co., Inc.*	53,223
12,429	Pacira Pharmaceuticals, Inc.*	825,534
16,958	Phibro Animal Health Corp. Class A	666,110
17,855	Prestige Brands Holdings, Inc.*	850,255
25,418	Sagent Pharmaceuticals, Inc.*	624,774
12,815	SciClone Pharmaceuticals, Inc.*	116,745
36,655	Sucampo Pharmaceuticals, Inc. Class A*	798,713

		4,392,060

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 2.7%
4,327	CDI Corp.	$ 52,400
2,914	Heidrick & Struggles International, Inc.	63,729
13,694	Insperity, Inc.	688,535
20,411	Korn/Ferry International	683,360
28,156	TriNet Group, Inc.*	756,833
14,005	TrueBlue, Inc.*	360,769
18,185	WageWorks, Inc.*	908,341

		3,513,967

Real Estate Investment Trusts – 3.8%
11,352	American Assets Trust, Inc.	472,470
62,513	Anworth Mortgage Asset Corp.	312,565
15,583	Coresite Realty Corp.	782,267
39,199	CubeSmart	1,025,446
27,725	CyrusOne, Inc.	852,267
24,364	DuPont Fabros Technology, Inc.	734,575
6,156	Kite Realty Group Trust	162,518
8,651	PS Business Parks, Inc.	666,040
4,349	Sunstone Hotel Investors, Inc.	61,190

		5,069,338

Real Estate Management & Development* – 0.3%
7,871	Marcus & Millichap, Inc.	403,310

Road & Rail – 0.8%
10,552	ArcBest Corp.	348,744
30,886	Heartland Express, Inc.	658,798

		1,007,542

Semiconductors & Semiconductor Equipment – 4.5%
27,246	Advanced Energy Industries, Inc.*	713,573
48,666	Amkor Technology, Inc.*	214,617
15,950	Cabot Microelectronics Corp.*	723,173
12,686	Cirrus Logic, Inc.*	418,765
20,179	Diodes, Inc.*	447,772
46,566	Integrated Device Technology, Inc.*	889,876
32,214	Microsemi Corp.*	1,061,129
49,507	PMC-Sierra, Inc.*	337,143
10,558	Power Integrations, Inc.	409,228
14,417	Rambus, Inc.*	188,719
14,208	Tessera Technologies, Inc.	492,449

		5,896,444

Software – 5.2%
26,637	EPIQ Systems, Inc.	440,842
6,766	Fair Isaac Corp.	613,609
20,784	Gigamon, Inc.*	558,674
11,284	Imperva, Inc.*	741,359
35,077	Infoblox, Inc.*	824,310
19,825	Manhattan Associates, Inc.*	1,285,057
4,406	MicroStrategy, Inc. Class A*	898,163
8,597	Monotype Imaging Holdings, Inc.	214,323
11,563	Paycom Software, Inc.*	370,016
22,233	Pegasystems, Inc.	602,292
3,309	QAD, Inc. Class A	88,317
4,790	TiVo, Inc.*	47,708
2,284	Verint System, Inc.*	132,974

		6,817,644

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 1.5%
13,040	American Eagle Outfitters, Inc.	$ 231,460
4,715	ANN, Inc.*	215,711
27,229	Select Comfort Corp.*	709,043
15,442	The Cato Corp. Class A	593,127
11,013	Zumiez, Inc.*	287,440

		2,036,781

Textiles, Apparel & Luxury Goods – 0.4%
16,681	Wolverine World Wide, Inc.	489,087

Thrifts & Mortgage Finance – 0.5%
56,507	Brookline Bancorp, Inc.	636,834

Trading Companies & Distributors – 0.2%
7,389	Aircastle Ltd.	177,853
1,893	DXP Enterprises, Inc.*	69,473

		247,326

Wireless Telecommunication Services – 0.1%
2,038	Shenandoah Telecommunications Co.	69,965

TOTAL COMMON STOCKS		$125,317,046

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreements – 2.4%
Joint Repurchase Agreement Account II
$3,200,000	0.151%	08/03/15	$ 3,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$128,517,046

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.9%
Goldman Sachs Financial Square Money Market Fund – FST Shares
3,755,200	0.006%	$ 3,755,200

TOTAL INVESTMENTS – 100.6%		$132,272,246

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(842,885)

NET ASSETS – 100.0%		$131,429,361

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	18	September 2015	$2,223,360	$10,416

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$127,339,811

Gross unrealized gain	12,204,428
Gross unrealized loss	(7,271,993)

Net unrealized security gain	$4,932,435

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.2%
15,853	Cubic Corp.	$ 703,398
39,786	DigitalGlobe, Inc.*	842,667
8,277	Ducommun, Inc.*	198,234

		1,744,299

Air Freight & Logistics* – 0.8%
26,122	Air Transport Services Group, Inc.	270,363
17,879	Atlas Air Worldwide Holdings, Inc.	878,753

		1,149,116

Airlines* – 0.3%
16,274	Hawaiian Holdings, Inc.	353,471

Auto Components – 1.1%
30,097	Cooper Tire & Rubber Co.	991,094
1	Horizon Global Corp.*	8
32,950	Modine Manufacturing Co.*	333,784
10,765	Tower International, Inc.*	281,289

		1,606,175

Biotechnology* – 2.5%
881	AMAG Pharmaceuticals, Inc.	56,296
99,223	Array BioPharma, Inc.	576,486
28,988	Dyax Corp.	713,395
28,244	Emergent Biosolutions, Inc.	927,250
2,646	Halozyme Therapeutics, Inc.	61,758
48,412	Infinity Pharmaceuticals, Inc.	423,121
37,514	Ironwood Pharmaceuticals, Inc.	392,021
4,532	Ophthotech Corp.	306,771
12,076	Orexigen Therapeutics, Inc.	48,304

		3,505,402

Building Products – 0.9%
3,001	Continental Building Products, Inc.*	63,741
11,413	Quanex Building Products Corp.	229,173
16,261	Universal Forest Products, Inc.	1,032,574

		1,325,488

Capital Markets – 1.6%
3,788	Evercore Partners, Inc. Class A	222,735
5,046	GAMCO Investors, Inc. Class A	346,458
31,949	Investment Technology Group, Inc.	650,162
18,662	Stifel Financial Corp.*	1,025,477

		2,244,832

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 1.6%
20,558	A. Schulman, Inc.	$ 765,374
30,291	FutureFuel Corp.	346,529
11,178	Innophos Holdings, Inc.	575,444
7,319	Intrepid Potash, Inc.*	62,504
5,306	Rayonier Advanced Materials, Inc.	74,549
5,337	Sensient Technologies Corp.	364,998

		2,189,398

Commercial Banks – 12.5%
15,762	1st Source Corp.	535,750
8,523	Bancfirst Corp.	542,148
10,092	Banner Corp.	480,985
3,333	Cardinal Financial Corp.	77,859
33,017	Central Pacific Financial Corp.	768,966
11,221	City Holding Co.(a)	541,077
20,968	Columbia Banking System, Inc.	687,541
67,638	CVB Financial Corp.	1,197,869
11,908	FCB Financial Holdings, Inc. Class A*	413,565
3,893	First Citizens BancShares, Inc. Class A	997,932
1,929	First Financial Bankshares, Inc.(a)	65,547
34,108	First Interstate BancSystem, Inc.	945,815
36,675	First Merchants Corp.	954,650
50,203	First Midwest Bancorp, Inc.	942,310
18,526	Flushing Financial Corp.	384,600
2,749	Glacier Bancorp, Inc.	77,247
9,256	Great Southern Bancorp, Inc.	384,124
2,703	Heartland Financial USA, Inc.	101,849
40,725	Hilltop Holdings, Inc.*	857,261
82,743	National Penn Bancshares, Inc.	887,005
57,321	OFG Bancorp(a)	462,007
25,840	PrivateBancorp, Inc.	1,068,226
20,432	Prosperity Bancshares, Inc.	1,115,383
5,511	S&T Bancorp, Inc.	170,400
5,460	ServisFirst Bancshares, Inc.	212,066
3,912	TriCo Bancshares	96,979
22,204	Trustmark Corp.	533,784
7,842	UMB Financial Corp.	429,898
5,764	United Community Banks, Inc.	120,295
26,500	WesBanco, Inc.	880,330
65,765	Wilshire Bancorp, Inc.	764,189

		17,697,657

Commercial Services & Supplies – 1.9%
11,306	ABM Industries, Inc.	372,646
3,425	Essendant, Inc.	126,109
10,926	G&K Services, Inc. Class A	716,309
47,710	Kimball International, Inc. Class B	540,077
3,085	Multi-Color Corp.	197,008
47,721	Quad Graphics, Inc.	785,010

		2,737,159

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 1.7%
19,659	Calix, Inc.*	$ 165,725
4,846	Comtech Telecommunications Corp.	139,613
70,601	Harmonic, Inc.*	424,312
22,542	NETGEAR, Inc.*	754,932
82,078	Polycom, Inc.*	934,048

		2,418,630

Computers & Peripherals* – 0.4%
70,671	QLogic Corp.	626,852

Construction & Engineering – 2.1%
43,876	Aegion Corp.*	867,428
18,785	Comfort Systems USA, Inc.	519,217
25,913	EMCOR Group, Inc.	1,239,419
11,790	Granite Construction, Inc.	401,096

		3,027,160

Consumer Finance – 1.8%
36,903	Cash America International, Inc.	1,023,320
21,854	Enova International, Inc.*	395,120
68,482	EZCORP, Inc. Class A*	485,538
13,610	Nelnet, Inc. Class A	536,098
2,641	World Acceptance Corp.*(a)	143,723

		2,583,799

Containers & Packaging* – 0.7%
29,600	Berry Plastics Group, Inc.	963,776

Diversified Consumer Services* – 1.2%
29,421	Bridgepoint Education, Inc.	277,146
2,834	Houghton Mifflin Harcourt Co.	74,052
37,415	K12, Inc.	493,504
52,491	Regis Corp.	767,943
2,000	Steiner Leisure Ltd.	115,400

		1,728,045

Diversified Telecommunication Services – 0.5%
96,224	Vonage Holdings Corp.*	614,871
22,628	Windstream Holdings, Inc.(a)	109,746

		724,617

Electric Utilities – 1.4%
21,705	Cleco Corp.	1,181,403
2,472	MGE Energy, Inc.	98,089
32,963	The Empire District Electric Co.	758,479

		2,037,971

Electrical Equipment – 0.7%
10,533	General Cable Corp.	171,899
119,541	GrafTech International Ltd.*	601,291
26,942	LSI Industries, Inc.	268,342

		1,041,532

Electronic Equipment, Instruments & Components – 2.8%
9,021	Benchmark Electronics, Inc.*	199,003
12,679	Coherent, Inc.*	734,748
3,427	II-VI, Inc.*	58,259
32,245	Kimball Electronics, Inc.*	432,406
20,137	Methode Electronics, Inc.	540,276
12,529	OSI Systems, Inc.*	879,285
5,575	Plexus Corp.*	212,631
18,306	Sanmina Corp.*	404,013
59,317	TTM Technologies, Inc.*	541,564

		4,002,185

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services* – 1.6%
22,223	Forum Energy Technologies, Inc.	$ 339,568
119,158	ION Geophysical Corp.	94,123
67,741	Key Energy Services, Inc.	61,651
30,794	Oil States International, Inc.	927,207
63,563	Pioneer Energy Services Corp.	232,641
9,179	SEACOR Holdings, Inc.	579,837

		2,235,027

Food & Staples Retailing – 0.4%
11,294	Ingles Markets, Inc. Class A	522,686

Food Products – 0.6%
8,795	Lancaster Colony Corp.	819,782

Gas Utilities – 0.8%
2,259	Chesapeake Utilities Corp.	116,158
1,651	Northwest Natural Gas Co.	71,472
14,926	Southwest Gas Corp.	840,931
2,524	WGL Holdings, Inc.	141,091

		1,169,652

Health Care Equipment & Supplies – 1.5%
18,145	Greatbatch, Inc.*	989,447
2,834	ICU Medical, Inc.*	283,173
2,429	Invacare Corp.	41,414
5,139	Meridian Bioscience, Inc.	92,964
2,537	Merit Medical Systems, Inc.*	64,846
9,462	Natus Medical, Inc.*	427,304
1,624	Orthofix International NV*	54,177
2,632	SurModics, Inc.*	61,826
1,146	Thoratec Corp.*	72,530

		2,087,681

Health Care Providers & Services* – 0.9%
14,632	Magellan Health, Inc.	886,553
17,017	Triple-S Management Corp. Class B	367,227

		1,253,780

Hotels, Restaurants & Leisure – 4.0%
18,871	BJ’s Restaurants, Inc.*	972,989
32,961	Bloomin’ Brands, Inc.	767,662
66,348	Denny’s Corp.*	780,252
1,062	DineEquity, Inc.	110,459
2,651	Isle of Capri Casinos, Inc.*	48,354
9,460	Jack in the Box, Inc.	898,700
1,263	Marriott Vacations Worldwide Corp.	105,587
11,678	Papa John’s International, Inc.	882,390
2,757	Pinnacle Entertainment, Inc.*	106,144
30,398	Sonic Corp.	903,429
2,114	Speedway Motorsports, Inc.	44,288

		5,620,254

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 2.3%
10,798	Cavco Industries, Inc.*	$ 789,118
6,605	CSS Industries, Inc.	187,516
30,573	Ethan Allen Interiors, Inc.	922,999
4,576	Helen of Troy Ltd.*	401,681
13,987	La-Z-Boy, Inc.	355,270
11,966	Universal Electronics, Inc.*	620,317

		3,276,901

Independent Power Producers & Energy Traders* – 0.7%
58,757	Talen Energy Corp.	924,248

Insurance – 4.3%
40,107	American Equity Investment Life Holding Co.	1,184,761
20,403	Argo Group International Holdings Ltd.	1,150,321
14,697	Employers Holdings, Inc.	352,728
57,144	Maiden Holdings Ltd.	945,162
2,124	Primerica, Inc.	96,069
894	Safety Insurance Group, Inc.	51,843
20,034	Selective Insurance Group, Inc.	617,248
49,756	Symetra Financial Corp.	1,245,890
12,483	United Fire Group, Inc.	431,412

		6,075,434

Internet & Catalog Retail – 0.6%
27,729	Nutrisystem, Inc.	833,256

Internet Software & Services – 2.1%
28,639	Blucora, Inc.*	405,815
25,193	Constant Contact, Inc.*	650,987
68,857	EarthLink Holdings Corp.	505,410
1,285	GrubHub, Inc.*	40,747
11,081	LogMeIn, Inc.*	815,340
25,877	Marchex, Inc. Class B	119,034
22,699	Monster Worldwide, Inc.*	160,028
3,832	RetailMeNot, Inc.*	58,055
11,137	Web.com Group, Inc.*	277,200

		3,032,616

IT Services – 0.7%
20,357	ManTech International Corp. Class A	606,842
18,316	Sykes Enterprises, Inc.*	446,544

		1,053,386

Leisure Equipment & Products – 0.2%
30,797	Callaway Golf Co.	282,101

Life Sciences Tools & Services* – 0.5%
10,855	PAREXEL International Corp.	748,561

Machinery – 3.6%
3,491	Albany International Corp. Class A	129,935
26,911	Barnes Group, Inc.	1,047,645
1,800	CLARCOR, Inc.	108,306
55,998	Federal Signal Corp.	837,730
7,050	Hyster-Yale Materials Handling, Inc.	477,074

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
5,525	John Bean Technologies Corp.	$ 201,386
7,378	Kadant, Inc.	336,363
13,414	Miller Industries, Inc.	234,879
24,505	Mueller Industries, Inc.	793,227
794	Tennant Co.	47,489
59,224	Wabash National Corp.*	813,738

		5,027,772

Marine – 0.2%
6,394	Matson, Inc.	264,839

Media* – 0.1%
13,330	Entercom Communications Corp. Class A	140,365

Metals & Mining – 1.1%
—	Alcoa, Inc.	3
4,598	Carpenter Technology Corp.	172,609
24,831	Materion Corp.	759,829
34,209	Schnitzer Steel Industries, Inc. Class A	537,423
4,724	Stillwater Mining Co.*	44,972
3,760	SunCoke Energy, Inc.	46,210
1,582	Worthington Industries, Inc.	42,809

		1,603,855

Multi-Utilities – 0.2%
7,362	Black Hills Corp.	306,701

Oil, Gas & Consumable Fuels – 2.9%
52,619	Alon USA Energy, Inc.(b)	979,240
12,481	Bill Barrett Corp.*(a)	70,892
17,296	Contango Oil & Gas Co.*	158,777
26,672	Delek US Holdings, Inc.	951,390
34,784	Green Plains, Inc.	780,901
42,864	Peabody Energy Corp.*(a)	51,437
8,302	REX American Resources Corp.*	428,715
16,248	Western Refining, Inc.	717,512

		4,138,864

Personal Products* – 0.5%
5,726	USANA Health Sciences, Inc.	713,746

Pharmaceuticals* – 0.3%
16,703	Sagent Pharmaceuticals, Inc.	410,560

Professional Services – 2.1%
14,377	CDI Corp.	174,105
8,101	Heidrick & Struggles International, Inc.	177,169
7,204	Insperity, Inc.	362,217
29,227	Korn/Ferry International	978,520
18,925	RPX Corp.*	292,959
28,060	TriNet Group, Inc.*	754,253
5,725	WageWorks, Inc.*	285,964

		3,025,187

Real Estate Investment Trusts – 16.4%
23,725	American Assets Trust, Inc.	987,435
36,367	American Capital Mortgage Investment Corp.	586,963

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
158,457	Anworth Mortgage Asset Corp.	$ 792,285
18,483	Coresite Realty Corp.	927,847
107,947	Cousins Properties, Inc.	1,120,490
42,242	CubeSmart	1,105,051
31,654	CyrusOne, Inc.	973,044
34,988	DCT Industrial Trust, Inc.	1,216,183
84,327	DiamondRock Hospitality Co.(b)	1,063,363
30,069	DuPont Fabros Technology, Inc.	906,580
91,646	FelCor Lodging Trust, Inc.	857,807
50,162	First Industrial Realty Trust, Inc.	1,050,392
25,553	Getty Realty Corp.	424,691
52,717	Hatteras Financial Corp.	857,178
35,952	Hudson Pacific Properties, Inc.	1,106,603
65,831	Invesco Mortgage Capital, Inc.	948,625
32,577	Investors Real Estate Trust(a)	234,880
40,315	Kite Realty Group Trust	1,064,316
5,431	LaSalle Hotel Properties	180,689
26,937	Pebblebrook Hotel Trust	1,096,336
12,260	PS Business Parks, Inc.	943,897
5,212	QTS Realty Trust, Inc. Class A	216,298
40,010	Rouse Properties, Inc.(a)	704,176
49,885	Strategic Hotels & Resorts, Inc.*	681,928
4,827	Summit Hotel Properties, Inc.	65,792
85,042	Sunstone Hotel Investors, Inc.	1,196,541
31,664	The Geo Group, Inc.	1,195,316
57,330	Western Asset Mortgage Capital Corp.(a)	795,167

		23,299,873

Real Estate Management & Development – 0.7%
24,993	Alexander & Baldwin, Inc.	943,486
1,018	Marcus & Millichap, Inc.*	52,162

		995,648

Semiconductors & Semiconductor Equipment – 2.5%
5,457	Advanced Energy Industries, Inc.*	142,919
17,003	Amkor Technology, Inc.*	74,983
16,989	Cabot Microelectronics Corp.*	770,281
29,315	Diodes, Inc.*	650,500
31,493	Integrated Device Technology, Inc.*	601,831
24,448	Microsemi Corp.*	805,317
10,047	OmniVision Technologies, Inc.*	245,348
4,651	Power Integrations, Inc.	180,273
3,100	Tessera Technologies, Inc.	107,446

		3,578,898

Software – 1.0%
1,098	MicroStrategy, Inc. Class A*	223,827
31,873	Progress Software Corp.*	945,991
10,255	QAD, Inc. Class A	273,706

		1,443,524

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 2.8%
13,044	Genesco, Inc.*	$ 843,816
28,394	Haverty Furniture Cos., Inc.	629,779
11,683	Rent-A-Center, Inc.	312,987
25,942	Select Comfort Corp.*	675,530
23,142	Stage Stores, Inc.(a)	407,299
22,634	The Cato Corp. Class A	869,372
7,407	Zumiez, Inc.*	193,323

		3,932,106

Thrifts & Mortgage Finance – 2.9%
44,572	Beneficial Bancorp, Inc.*	573,196
87,328	Brookline Bancorp, Inc.	984,187
46,677	Dime Community Bancshares, Inc.	793,509
3,373	Meridian Bancorp, Inc.*	43,984
53,214	Northfield Bancorp, Inc.	801,403
56,126	Oritani Financial Corp.	881,739
8,498	TrustCo Bank Corp. NY	52,942

		4,130,960

Trading Companies & Distributors – 0.4%
20,878	Aircastle Ltd.	502,533

Water Utilities – 0.6%
37,095	California Water Service Group	798,655

Wireless Telecommunication Services – 0.2%
16,569	Spok Holdings, Inc.	277,199

TOTAL COMMON STOCKS		$138,234,214

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.6%
Repurchase Agreements – 2.6%
Joint Repurchase Agreement Account II
$3,700,000	0.151%	08/03/15	$ 3,700,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$141,934,214

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.0%
Goldman Sachs Financial Square Money Market Fund – FST Shares
2,760,810	0.006%	$ 2,760,810

TOTAL INVESTMENTS – 102.0%		$144,695,024

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%		(2,787,468)

NET ASSETS – 100.0%		$141,907,556

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

(c)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	20	September 2015	$2,470,400	$(52,799)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$140,320,611

Gross unrealized gain	15,067,506
Gross unrealized loss	(10,693,093)

Net unrealized security gain	$4,374,413

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 1.0%
14,568	Huntington Ingalls Industries, Inc.	$ 1,710,429
7,312	Northrop Grumman Corp.	1,265,049
33,873	Spirit AeroSystems Holdings, Inc. Class A*	1,907,050

		4,882,528

Airlines – 2.0%
59,957	Alaska Air Group, Inc.	4,541,743
155,602	Southwest Airlines Co.	5,632,792

		10,174,535

Auto Components – 1.2%
26,965	Delphi Automotive PLC	2,105,427
81,924	Johnson Controls, Inc.	3,732,458

		5,837,885

Beverages – 2.3%
29,454	Dr. Pepper Snapple Group, Inc.	2,362,800
92,747	PepsiCo., Inc.	8,936,173

		11,298,973

Biotechnology – 5.4%
7,678	Alkermes PLC*	537,614
29,070	Amgen, Inc.	5,133,471
12,286	Biogen, Inc.*	3,916,531
12,854	Celgene Corp.*	1,687,088
82,194	Gilead Sciences, Inc.	9,687,385
2,862	Incyte Corp.*	298,449
44,053	Isis Pharmaceuticals, Inc.*	2,419,831
10,449	Medivation, Inc.*	1,100,593
12,094	United Therapeutics Corp.*	2,048,240

		26,829,202

Capital Markets – 1.5%
18,865	Ameriprise Financial, Inc.	2,370,765
115,121	The Bank of New York Mellon Corp.	4,996,251

		7,367,016

Chemicals – 2.4%
64,236	LyondellBasell Industries NV Class A	6,027,264
11,379	Sigma-Aldrich Corp.	1,588,622
4,271	The Scotts Miracle-Gro Co. Class A	257,926
14,715	The Sherwin-Williams Co.	4,087,238

		11,961,050

Commercial Banks – 5.1%
331,012	Bank of America Corp.	5,918,495
89,822	Citigroup, Inc.	5,250,994
174,474	JPMorgan Chase & Co.	11,956,703
38,751	Wells Fargo & Co.	2,242,520

		25,368,712

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 2.4%
21,682	Brocade Communications Systems, Inc.	$ 222,457
314,987	Cisco Systems, Inc.	8,951,931
105,055	Juniper Networks, Inc.	2,985,663

		12,160,051

Computers & Peripherals – 5.0%
143,875	Apple, Inc.	17,452,038
239,638	EMC Corp.	6,443,866
37,472	Hewlett-Packard Co.	1,143,645

		25,039,549

Containers & Packaging – 0.1%
9,116	Sealed Air Corp.	484,698

Diversified Financial Services – 1.1%
15,117	Berkshire Hathaway, Inc. Class B*	2,157,801
40,288	MSCI, Inc.	2,746,030
15,475	The NASDAQ OMX Group, Inc.	789,689

		5,693,520

Diversified Telecommunication Services – 2.9%
26,017	AT&T, Inc.	903,827
128,255	CenturyLink, Inc.	3,668,093
216,988	Verizon Communications, Inc.	10,152,868

		14,724,788

Electric Utilities – 0.4%
56,994	Exelon Corp.	1,828,937

Electrical Equipment – 0.1%
2,686	Acuity Brands, Inc.	540,396

Electronic Equipment, Instruments & Components – 0.4%
19,596	CDW Corp.	704,084
140,943	Flextronics International Ltd.*	1,551,783

		2,255,867

Energy Equipment & Services – 1.9%
91,254	Cameron International Corp.*	4,604,677
64,519	FMC Technologies, Inc.*	2,113,642
50,199	Oceaneering International, Inc.	2,008,964
51,851	Superior Energy Services, Inc.	881,467

		9,608,750

Food & Staples Retailing – 2.1%
74,763	CVS Health Corp.	8,408,594
19,306	Walgreens Boots Alliance, Inc.	1,865,539

		10,274,133

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – 2.4%
23,303	Archer-Daniels-Midland Co.	$ 1,105,028
41,082	Bunge Ltd.	3,280,398
9,894	ConAgra Foods, Inc.	435,930
67,167	General Mills, Inc.	3,909,791
32,804	Hormel Foods Corp.	1,942,325
8,043	Mead Johnson Nutrition Co.	710,921
12,149	Pilgrim’s Pride Corp.(a)	262,904
9,059	Pinnacle Foods, Inc.	407,202

		12,054,499

Gas Utilities – 0.2%
33,079	UGI Corp.	1,208,707

Health Care Equipment & Supplies – 1.8%
78,103	Abbott Laboratories(b)	3,959,041
22,699	C.R. Bard, Inc.	4,463,759
3,176	Edwards Lifesciences Corp.*	483,260

		8,906,060

Health Care Providers & Services – 2.2%
21,405	AmerisourceBergen Corp.	2,263,579
42,884	Cardinal Health, Inc.	3,644,282
38,710	Health Net, Inc.*	2,588,150
20,462	UnitedHealth Group, Inc.	2,484,087

		10,980,098

Hotels, Restaurants & Leisure – 2.0%
20,653	Brinker International, Inc.	1,237,115
110,245	Carnival Corp.	5,874,956
49,145	Starbucks Corp.	2,846,970

		9,959,041

Household Durables – 1.7%
75,543	Garmin Ltd.	3,166,007
27,242	Mohawk Industries, Inc.*	5,491,715

		8,657,722

Household Products – 0.2%
12,104	The Procter & Gamble Co.	928,377

Independent Power Producers & Energy Traders* – 0.3%
75,855	Calpine Corp.	1,388,146

Industrial Conglomerates – 1.0%
185,887	General Electric Co.	4,851,651

Insurance – 2.9%
31,389	Assured Guaranty Ltd.	767,775
47,043	Lincoln National Corp.	2,649,462
51,813	Reinsurance Group of America, Inc.	5,000,991
55,414	The Travelers Cos., Inc.	5,880,533

		14,298,761

Internet & Catalog Retail – 1.8%
10,426	Amazon.com, Inc.*	5,589,900
1,991	Expedia, Inc.	241,787
10,730	Netflix, Inc.*	1,226,546
1,334	The Priceline Group, Inc.*	1,658,922
2,188	TripAdvisor, Inc.*	173,684

		8,890,839

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 3.8%
26,689	eBay, Inc.	$ 750,495
55,877	Facebook, Inc. Class A	5,252,997
7,589	Google, Inc. Class A	4,989,767
7,606	Google, Inc. Class C	4,758,389
75,233	Rackspace Hosting, Inc.	2,560,179
21,561	Yahoo!, Inc.	790,642

		19,102,469

IT Services – 2.1%
35,707	Accenture PLC Class A	3,681,749
74,265	Automatic Data Processing, Inc.	5,924,119
13,560	Broadridge Financial Solutions, Inc.	735,901

		10,341,769

Machinery – 1.6%
8,761	Allison Transmission Holdings, Inc.	255,646
43,880	Illinois Tool Works, Inc.	3,925,944
24,522	Pall Corp.	3,100,807
11,140	The Toro Co.	761,196

		8,043,593

Media – 3.3%
146,455	Comcast Corp. Class A	9,140,256
7,328	Time Warner Cable, Inc.	1,392,393
175,534	Twenty-First Century Fox, Inc. Class A	6,054,168

		16,586,817

Metals & Mining – 1.4%
120,680	Nucor Corp.	5,326,815
82,542	Steel Dynamics, Inc.	1,653,316

		6,980,131

Multiline Retail – 1.3%
77,418	Target Corp.	6,336,663

Oil, Gas & Consumable Fuels – 8.2%
6,056	CVR Energy, Inc.	231,521
50,777	Exxon Mobil Corp.	4,022,046
109,573	HollyFrontier Corp.	5,287,993
113,243	Kinder Morgan, Inc.	3,922,738
105,653	Marathon Petroleum Corp.	5,776,049
28,849	PBF Energy, Inc. Class A	910,763
69,615	Phillips 66	5,534,392
74,491	Spectra Energy Corp.	2,254,098
48,355	Tesoro Corp.	4,706,876
89,066	Valero Energy Corp.	5,842,730
67,471	World Fuel Services Corp.	2,742,696

		41,231,902

Paper & Forest Products – 0.1%
14,510	International Paper Co.	694,594

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 7.8%
28,916	AbbVie, Inc.	$ 2,024,409
121,534	Bristol-Myers Squibb Co.	7,977,492
4,125	Jazz Pharmaceuticals PLC*	792,990
62,676	Johnson & Johnson	6,280,762
132,845	Merck & Co., Inc.	7,832,541
39,117	Mylan NV*	2,190,161
1,269	Perrigo Co. PLC	243,902
308,733	Pfizer, Inc.	11,132,912
9,450	Zoetis, Inc.	462,861

		38,938,030

Professional Services* – 0.5%
31,847	Verisk Analytics, Inc.	2,487,569

Real Estate Investment Trusts – 2.5%
36,078	American Capital Agency Corp.	694,862
63,053	American Tower Corp.	5,996,971
2,130	Boston Properties, Inc.	262,586
9,350	Equity Lifestyle Properties, Inc.	541,178
23,204	Gaming and Leisure Properties, Inc.	759,931
27,633	Hospitality Properties Trust	757,697
36,002	Lamar Advertising Co. Class A	2,161,920
22,600	Outfront Media, Inc.	567,938
11,021	Post Properties, Inc.	627,536

		12,370,619

Real Estate Management & Development* – 0.7%
90,091	CBRE Group, Inc. Class A	3,420,755

Semiconductors & Semiconductor Equipment – 2.2%
13,226	Freescale Semiconductor Ltd.*	527,321
9,872	NXP Semiconductors NV*	957,485
121,300	Texas Instruments, Inc.	6,062,574
80,840	Xilinx, Inc.	3,375,070

		10,922,450

Software – 1.0%
107,468	Microsoft Corp.	5,018,756

Specialty Retail – 3.5%
70,639	Dick’s Sporting Goods, Inc.	3,601,176
9,050	DSW, Inc. Class A	294,306
99,005	Lowe’s Cos., Inc.	6,866,987
6,951	Sally Beauty Holdings, Inc.*	207,070
34,363	The Home Depot, Inc.	4,021,502
32,923	The TJX Cos., Inc.	2,298,684

		17,289,725

Textiles, Apparel & Luxury Goods – 1.5%
17,623	Carter’s, Inc.	1,787,149
74,746	VF Corp.	5,762,169

		7,549,318

Tobacco – 1.5%
142,654	Altria Group, Inc.	7,757,525

Trading Companies & Distributors – 0.8%
49,747	HD Supply Holdings, Inc.*	$ 1,780,943
17,075	Watsco, Inc.	2,189,698

		3,970,641

TOTAL COMMON STOCKS		$487,497,817

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.3%
Repurchase Agreements – 2.3%
Joint Repurchase Agreement Account II
$11,800,000	0.151%	08/03/15	$ 11,800,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$499,297,817

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.1%
Goldman Sachs Financial Square Money Market Fund – FST Shares
258,750	0.006%	$ 258,750

TOTAL INVESTMENTS – 100.0%		$499,556,567

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		75,816

NET ASSETS – 100.0%		$499,632,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	77	September 2015	$8,078,840	$35,957

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$481,815,018

Gross unrealized gain	32,525,046
Gross unrealized loss	(14,783,497)

Net unrealized security gain	$17,741,549

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Money Market Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Money Market Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Securities Lending —Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loan of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended ( the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by GSAL to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, GSAL indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to an exclusion for any shortfalls resulting from a loss of value in the cash collateral pool due to reinvestment risk and a requirement that the Funds agree to assign rights to the collateral to GSAL for purpose of using the collateral to cover purchase of replacement securities as more fully described in the Securities Lending Agency Agreement. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$19,635,211	$—	$—
North America	712,268,780	—	—
Short-term Investments	—	18,800,000	—
Total	$731,903,991	$18,800,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(38,007)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,902,139	$—	$—
North America	397,579,902	—	—
Short-term Investments	—	9,300,000	—
Total	$403,482,041	$9,300,000	$—

Derivative Type
Assets(b)
Futures Contracts	$14,944	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$151,573,989	$—	$—
Short-term Investments	—	4,400,000	—
Securities Lending Reinvestment Vehicle	4,291,625	—	—
Total	$155,865,614	$4,400,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(67,504)	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$188,356	$—	$—
North America	125,128,690	—	—
Short-term Investments	—	3,200,000	—
Securities Lending Reinvestment Vehicle	3,755,200	—	—
Total	$129,072,246	$3,200,000	$—

Derivative Type
Assets(b)
Futures Contracts	$10,416	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$138,234,214	$—	$—
Short-term Investments	—	3,700,000	—
Securities Lending Reinvestment Vehicle	2,760,810	—	—
Total	$140,995,024	$3,700,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(52,799)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$11,485,174	$—	$—
North America	476,012,643	—	—
Short-term Investments	—	11,800,000	—
Securities Lending Reinvestment Vehicle	258,750	—	—
Total	$487,756,567	$11,800,000	$—

Derivative Type
Assets(b)
Futures Contracts	$35,957	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$18,800,000	$18,800,236	$19,176,000
Large Cap Value Insights	9,300,000	9,300,117	9,486,000
Small Cap Equity Insights	4,400,000	4,400,055	4,488,000
Small Cap Growth Insights	3,200,000	3,200,040	3,264,000
Small Cap Value Insights	3,700,000	3,700,046	3,774,000
U.S. Equity Insights	11,800,000	11,800,148	12,036,000

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.150%	$10,804,598	$5,344,828	$2,528,736	$1,839,080	$2,126,437	$6,781,609
Citigroup Global Markets, Inc.	0.160	1,350,575	668,103	316,092	229,885	265,804	847,701
Merrill Lynch & Co., Inc.	0.150	6,644,827	3,287,069	1,555,172	1,131,035	1,307,759	4,170,690
TOTAL		$18,800,000	$9,300,000	$4,400,000	$3,200,000	$3,700,000	$11,800,000

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Bonds	5.250 to 6.375	08/15/27 to 11/15/28

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.